Average Annual Total Returns - FidelityFixed-IncomeActiveETFs-ComboPRO - FidelityFixed-IncomeActiveETFs-ComboPRO - Fidelity Limited Term Bond ETF	Dec. 30, 2024
Fidelity Limited Term Bond ETF | Return Before Taxes
Average Annual Return:
Past 1 year	6.00%
Past 5 years	1.97%
Since Inception	1.75%	[1]
Fidelity Limited Term Bond ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.60%
Past 5 years	1.14%
Since Inception	0.94%	[1]
Fidelity Limited Term Bond ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.52%
Past 5 years	1.16%
Since Inception	0.98%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.46%
LB087
Average Annual Return:
Past 1 year	4.89%
Past 5 years	1.54%
Since Inception	1.42%
F1871
Average Annual Return:
Past 1 year	5.63%
Past 5 years	2.01%
Since Inception	1.80%

[1]	A From October 6, 2014 .